Condensed Financial Information (Parent Company) (Subsequent Events - Narrative) (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Aug. 03, 2017	Apr. 30, 2017	Apr. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Feb. 10, 2017	Apr. 01, 2016
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Face Amount				$ 3,200	$ 3,200
Secured Debt				1,274	1,342
Other General and Administrative Expense				1,516	1,985	$ 1,985
Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends Paid To Registrant's Parent Company By Affiliates	$ 1,800
Parent Company
Condensed Financial Statements, Captions [Line Items]
Advances to Affiliate				1,200	1,200				$ 140
Senior Notes				15,505	16,994
Long-term Debt				18,605	20,241
Secured Debt				2,797	2,797
Parent Company | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								8.595%
Advances to Affiliate								$ 750
Junior Subordinated Debt Instrument Two [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Face Amount				$ 750	$ 750
Debt Instrument, Interest Rate, Stated Percentage				9.25%
Debt Instrument, Maturity Date				Apr. 08, 2068
Junior Subordinated Debt Instrument Two [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Face Amount							$ 750
Debt Instrument, Interest Rate, Stated Percentage							0.00%
Junior Subordinated Debt Instrument Two [Member] | Parent Company | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Face Amount								$ 750
Debt Instrument, Interest Rate, Stated Percentage								9.25%
Brighthouse Financial, INC [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Payments of Distributions to Affiliates		$ 590
Brighthouse Financial, INC [Member] | Secured Debt [Member] | MetLife Reinsurance Company Of South Carolina | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Secured Debt		2,800
Invested Assets On Deposit Held In Trust And Pledged As Collateral		2,800
Other General and Administrative Expense			$ 37
Senior Note Issued To Metlife Reinsurance Company Of Delaware [Member] | Senior Notes Affiliated September 2032 [Member] | Parent Company | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Senior Notes		$ 750
Debt Instrument, Maturity Date		Sep. 30, 2032
Debt Instrument, Interest Rate, Effective Percentage		4.21%
Senior Note Issued To Metlife Reinsurance Company Of Delaware [Member] | Senior Notes Affiliated December 2033 [Member] | Parent Company | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Senior Notes		$ 350
Debt Instrument, Maturity Date		Dec. 31, 2033
Debt Instrument, Interest Rate, Effective Percentage		5.10%
Surplus Note September 2032 [Member] | Parent Company | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Advances to Affiliate		$ 750
Advances To Affiliate Instrument Interest Rate Effective Percentage		5.13%
Surplus Note December 2033 [Member] | Parent Company | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Advances to Affiliate		$ 350
Advances To Affiliate Instrument Interest Rate Effective Percentage		6.00%